Expenses - Schedule of Expenses by Nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses [Abstract]
Wages and benefits	$ 1,586,900	$ 874,673	$ 822,258
Subcontract fees	3,802,919	834,598	888,566
Stock-based compensation	567,859	237,311	395,468
Supplies	676,639	137,233	156,184
Research and development costs	6,634,317	2,083,815	2,262,476
Stock-based compensation	3,045,086	2,650,830	3,207,411
Wages and benefits	2,233,449	1,619,719	1,433,286
Professional fees	800,551	1,120,805	735,604
General expenses	1,188,712	813,951	392,901
Depreciation and amortization	813,103	243,674	153,244
Management and consulting fees		154,357	155,169
Rent and facility costs	57,097	94,501	96,260
Selling, marketing and administration costs	$ 8,137,998	$ 6,697,387	$ 6,173,875